Unbilled revenue (Tables)	12 Months Ended
Jun. 30, 2025
Unbilled Revenue
Schedule of unbilled revenues
	June 30, 2025	June 30, 2024
Beginning of the year	$667	$7,406
Amounts invoiced for prior year	(667)	(7,406)
Amount not invoiced	651	667
End of the year	$651	$667